SCHEDULE OF BANK AND OTHER BORROWINGS (Details) - HKD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Bank loans	$ 5,171,987	$ 2,623,655
Other loans	26,600,000	26,600,000
Total	31,771,987	29,223,655
Secured	7,171,987	4,623,655
Unsecured	24,600,000	24,600,000
Total	31,771,987	29,223,655
Carrying amount repayable	31,771,987	29,223,655
Amounts due within one year, shown under current liabilities with repayment on demand	31,771,987	29,223,655
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Carrying amount repayable	27,838,947	26,638,984
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount repayable	3,933,040	2,542,107
Later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount repayable		$ 42,564